Stock Options - Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning | shares	1,758,316
Number of Options, Granted | shares	1,129,836	[1]
Number of Options, Forfeited or expired | shares	(620,581)
Number of Options, Outstanding Ending | shares	2,267,571
Number of Options, Exercisable Ending | shares	1,879,705
Weighted Average Exercise Price, Outstanding Beginning | $ / shares	$ 0.003
Weighted Average Exercise Price, Granted | $ / shares	0.120	[1]
Weighted Average Exercise Price, Forfeited or expired | $ / shares	0.003
Weighted Average Exercise Price, Outstanding Ending | $ / shares	0.061
Weighted Average Exercise Price, Exercisable at December 31, 2019 | $ / shares	$ 0.073

[1]	On March 25, 2019, the Company's Board of Directors approved the employment agreement (the "Agreement") with Dr. Herman Weiss, ("Dr. Weiss") whereby will serve as the Company's Chief Executive Officer effective retroactive commencing August 1, 2018, in exchange for compensation package that include inter alia stock options to purchase 5% of the Company's issued and outstanding shares as of March 25, 2019, at an exercise price equal to the fair market value of the Company's shares on the grant date, in accordance with the vesting schedule under which 25% of the stock options will vest on grant and the remaining 75% of the stock options will vest upon consummation of the Company's planned public offering ("Performance Milestone"). On April 29, 2019 (the "Commitment Date"), the Company held its Annual General Meeting of Shareholders, at which the Company's shareholders approved inter alia the aforesaid Agreement.The likelihood that the Performance Milestone for consummation of the Company's planned public offering was determined to be remote due to termination of Dr. Weiss from his position as the Company's Chief Executive Officer at the beginning of January 2020 (see also Note 18B). Thus, During the year ended December 31, 2019, stock-based compensation expense has not been recorded with respect to the Performance Milestone.At the Commitment Date, the Company by assistance of third-party appraiser measured the fair value of 1,129,836 stock options which are not subject to Performance Milestone in total amount of $207,541 by using Black-Scholes-Merton pricing model in which the assumptions that have been used are as follows: expected dividend yield of 0%; risk-free interest rate of 2.54%; expected volatility of 125.2%, and stock options exercise period based upon the stated terms. Consequently, the Company recorded stock-based compensation expense in such amount as part of "General and Administrative Expenses" line in operations in the accompanying statement of operations.